Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income (loss) attributable to AK Steel Holding Corporation	$ (86.1)	$ 35.2	$ (31.7)	$ (40.4)	$ (9.9)	$ (230.4)	$ (60.9)	$ (724.2)	$ (11.8)	$ (46.8)	$ (1,027.3)	$ (155.6)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards	0				0					0	11.0	22.0
Undistributed earnings (loss)										(46.8)	(1,038.3)	(177.6)
Undistributed Earnings Attributable To Parent	(86.1)				(9.9)
Common stockholders earnings - basic [Abstract]
Distributed earnings to common stockholders	0				0					0	11.0	22.0
Undistributed earnings (loss) to common stockholders - basic	(85.8)				(9.8)					(46.6)	(1,034.6)	(176.9)
Common stockholders earnings (loss) - basic	(85.8)				(9.8)					(46.6)	(1,023.6)	(154.9)
Common stockholders earnings - diluted [Abstract]
Distributed Earnings, Diluted	0				0
Distributed earnings to common stockholders	0				0					0	11.0	22.0
Undistributed earnings to common stockholders - diluted	(85.8)				(9.8)					(46.6)	(1,034.6)	(176.9)
Common stockholders earnings - diluted	$ (85.8)				$ (9.8)					$ (46.6)	$ (1,023.6)	$ (154.9)
Common shares outstanding (weighted-average shares in millions) [Abstract]
Common shares outstanding for basic earnings per share (in shares)	136.1				135.7					135.8	113.0	109.8
Effect of exchangeable debt	0				0					0	0	0
Effect of dilutive stock-based compensation (in shares)	0				0					0	0	0
Common shares outstanding for diluted earnings per share (in shares)	136.1				135.7					135.8	113.0	109.8
Basic earnings per share [Abstract]
Distributed earnings - basic (in dollars per share)	$ 0.00				$ 0.00					$ 0.00	$ 0.10	$ 0.20
Undistributed earnings (loss) - basic (in dollars per share)	$ (0.63)				$ (0.07)					$ (0.34)	$ (9.16)	$ (1.61)
Basic earnings (loss) per share (in dollars per share)	$ (0.63)				$ (0.07)					$ (0.34)	$ (9.06)	$ (1.41)
Diluted earnings per share [Abstract]
Distributed earnings - diluted (in dollars per share)	$ 0.00				$ 0.00					$ 0.00	$ 0.10	$ 0.20
Undistributed earnings (loss) - diluted (in dollars per share)	$ (0.63)				$ (0.07)					$ (0.34)	$ (9.16)	$ (1.61)
Diluted earnings (loss) per share (in dollars per share)	$ (0.63)				$ (0.07)					$ (0.34)	$ (9.06)	$ (1.41)
Potentially issuable common shares excluded from earnings per share calculation due to anti-dilutive effect (in millions of shares)	7.9				2.4					2.6	2.4	1.2